UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2011 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.2%
EDUCATION — 5.7%
Education — 4.7%
AZ Glendale Industrial Development Authority
	Midwestern University,
	Series 2010,
	5.000% 05/15/35	3,000,000	2,657,580
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: NPFGC
	(a) 10/01/17	2,525,000	1,854,764
IN Purdue University
	Certificates of Participation,
	Series 2006,
	5.250% 07/01/22	2,000,000	2,259,180
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	3,500,000	3,897,005
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/35	19,500,000	21,206,640
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,558,360
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.500% 07/01/22	8,000,000	9,729,680
NY Dormitory Authority
	Educational Housing Services,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/30	3,000,000	2,809,410
	Mt. Sinai School of Medicine,
	Series 2009,
	5.125% 07/01/39	15,000,000	13,754,100
	New York University:
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	5,000,000	5,189,200
	Series 2008 A,
	5.000% 07/01/29	3,845,000	3,937,280
	Upstate Community Colleges,
	Series 2005 B,
	Insured: NPFGC
	5.500% 07/01/23	2,000,000	2,260,660
UT Weber State University Revenue
	Series 2005,
	Insured: NPFGC
	4.250% 04/01/29	5,100,000	4,633,146

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
VA College Building Authority
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	5,000,000	5,735,750
WV University of West Virginia
	Series 1998 A,
	Insured: NPFGC
	5.250% 04/01/28	5,000,000	5,183,150
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/16	3,300,000	2,797,344
	(a) 04/01/18	3,800,000	2,867,708
Education Total			93,330,957
Prep School — 0.5%
CA Municipal Finance Authority
	Escondido Charter,
	Series 2006 A,
	5.250% 06/01/36	1,750,000	1,306,533
CA Statewide Communities Development Authority
	College for Certain LLC,
	Series 2010,
	GTY AGMT: PCSD Guaranty Pool LLC
	6.000% 07/01/30	5,000,000	4,572,600
TX La Vernia Higher Education Finance Corp.
	Kipp, Inc.,
	Series 2009 A,
	6.375% 08/15/44	5,000,000	4,921,700
Prep School Total			10,800,833
Student Loan — 0.5%
MA Educational Financing Authority
	Series 2008 H, AMT,
	Insured: AGC
	6.350% 01/01/30	8,885,000	9,091,487
Student Loan Total			9,091,487
EDUCATION TOTAL			113,223,277
HEALTH CARE — 7.8%
Continuing Care Retirement — 1.4%
MA Development Finance Agency
	Series 2009,
	7.750% 06/01/39	2,250,000	2,229,210
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A,
	GTY AGMT: Oak Campus Partners LLC
	5.000% 01/01/37	5,000,000	4,242,950
MO Health & Educational Facilities Authority
	Series 2010,
	5.500% 02/01/42	2,000,000	1,715,960

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A,
	6.375% 12/01/41	7,000,000	5,991,860
NC Medical Care Commission
	First Givens Estates, Inc.,
	Series 2007,
	5.000% 07/01/33	5,000,000	4,317,100
	Glenaire, Inc.,
	Series 2006,
	5.500% 10/01/31	2,500,000	2,167,450
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.125% 02/01/28	2,000,000	1,686,440
TX Bexar County Health Facilities Development Corp.
	Series 2010,
	6.200% 07/01/45	2,300,000	2,196,316
TX Tarrant County Cultural Education Facilities Finance Corp.
	CC Young Memorial Home,
	Series 2009,
	8.000% 02/15/38	4,000,000	3,875,440
Continuing Care Retirement Total			28,422,726
Health Services — 0.5%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,105,000	1,066,601
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Group Health Plan, Inc.,
	Series 2003,
	6.000% 12/01/17	1,650,000	1,735,734
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	7,200,000	7,146,072
Health Services Total			9,948,407
Hospitals — 4.5%
AL Montgomery Medical Clinic Board
	Jackson Hospital & Clinic,
	Series 2006,
	4.750% 03/01/36	1,000,000	766,930
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/20	1,320,000	1,336,592

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	9,500,000	7,378,080
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,
	5.000% 10/01/18	825,000	833,943
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.500% 01/01/34	2,500,000	1,974,750
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	10,940,000	8,614,484
MA Health & Educational Facilities Authority
	Care Group, Inc.,
	Series 2008,
	5.125% 07/01/33	1,000,000	924,220
	Partners Healthcare System,
	Series 2010,
	5.000% 07/01/34	9,900,000	9,440,442
	Series 1998 B-2,
	Insured: NPFGC
	5.375% 02/01/28	1,380,000	1,358,113
MD Health & Higher Educational Facilities Authority
	University of Maryland Medical Systems,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/28	3,000,000	3,049,080
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC
	5.500% 12/01/23	5,300,000	5,729,565
NC Medical Care Commission
	Wilson Memorial Hospital,
	Series 1997,
	Insured: AMBAC
	(a) 11/01/14	1,380,000	1,212,854
NJ Health Care Facilities Financing Authority
	St. Joseph’s Hospital & Medical Center,
	Series 2008,
	6.625% 07/01/38	4,000,000	3,748,840
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/27	3,830,000	3,551,980

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NY Dormitory Authority
	Long Island Jewish Medical,
	Series 2009,
	5.500% 05/01/37	4,250,000	4,117,910
SC Greenville Hospital System Board
	GHS Partners in Health,
	Series 2001,
	GTY AGMT: Endowment Fund Greenville,
	Insured: AMBAC
	5.500% 05/01/26	5,000,000	5,067,600
TN Knox County Health, Educational & Housing Facilities Authority
	Fort Sanders Alliance,
	Series 1993,
	Insured: NPFGC
	5.250% 01/01/15	5,000,000	5,352,600
TN Sullivan County Health, Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	6,865,000	5,699,392
VA Fairfax County Industrial Development Authority
	Inova Health System,
	Series 1993,
	5.000% 08/15/23	10,000,000	10,522,300
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.:
	Series 1999 A,
	5.600% 02/15/29	3,845,000	3,763,986
	Series 2003,
	6.400% 04/15/33	4,250,000	4,290,758
Hospitals Total			88,734,419
Intermediate Care Facilities — 0.6%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,180,000	1,885,722
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	11,245,000	9,727,037
Intermediate Care Facilities Total			11,612,759
Nursing Homes — 0.8%
IA Finance Authority
	Care Initiatives,
	Series 1998 B,
	5.750% 07/01/28	4,500,000	3,686,130
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	178,000	172,242

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MA Industrial Finance Agency
	Quaside, Inc.,
	Series 1994,
	8.300% 07/01/23 (b)	9,385,000	3,615,102
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	6,050,000	5,265,678
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	8.500% 01/01/29 (01/01/25) (c)(d)	2,126,000	2,061,285
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	8.500% 01/01/29 (01/01/25) (c)(d)	488,000	473,145
Nursing Homes Total			15,273,582
HEALTH CARE TOTAL			153,991,893
HOUSING — 3.8%
Assisted Living/Senior — 0.2%
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	3,275,000	2,521,095
NY Suffolk County Industrial Development Agency
	Gurwin Jewish-Phase II,
	Series 2004,
	6.700% 05/01/39	880,000	820,125
Assisted Living/Senior Total			3,341,220
Multi-Family — 3.5%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments LLC,
	Series 2008 CA:
	5.500% 06/01/33	2,000,000	1,920,500
	5.500% 06/01/38	6,000,000	5,523,960
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	7,925,000	7,297,023
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	985,000	913,026
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	5.478% 07/15/32 (07/15/11) (c)(d)(e)	1,895,000	926,049

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
IL Finance Authority
	CHF-Normal LLC,
	Series 2011,
	7.000% 04/01/43	5,550,000	5,521,362
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: AGMC
	5.250% 07/01/25	10,000,000	9,880,300
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A,
	6.000% 06/01/30	3,000,000	2,805,000
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	7.375% 01/01/21	1,281,376	1,286,066
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38	3,227,928	2,385,600
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,400,000	1,334,298
NJ Economic Development Authority
	Provident Group-Montclair,
	Series 2010,
	5.875% 06/01/42	13,000,000	11,853,400
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	5,000,000	4,967,100
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	LOC: Bank of the West
	5.250% 12/01/41 (c)	1,475,000	1,444,423
PA Higher Educational Facilities Authority
	Edinboro University Foundation:
	Series 2008,
	5.750% 07/01/28	3,000,000	2,891,400
	Series 2010,
	6.000% 07/01/43	1,450,000	1,356,098
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16 (f)	6,615,223	6,260,183
Multi-Family Total			68,565,788
Single-Family — 0.1%
CA Department of Veterans Affairs
	Series 2007, AMT,
	4.850% 12/01/22	1,700,000	1,661,597

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
CO El Paso County School District No. 11
	Series 1988 A, AMT,
	Guarantor: GNMA
	8.375% 03/25/19	58,255	59,327
FL Brevard County
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	375,000	208,560
Single-Family Total			1,929,484
HOUSING TOTAL			73,836,492
INDUSTRIALS — 3.2%
Chemicals — 0.1%
LA Local Government Environmental Facilities & Community Development Authority
	Series 2010 A2,
	6.500% 11/01/35	2,800,000	2,847,488
Chemicals Total			2,847,488
Food Products — 0.3%
MI Strategic Fund
	Imperial Sugar Co.:
	Series 1998 B,
	6.450% 11/01/25	3,500,000	2,964,010
	Series 1998 C, AMT,
	GTY AGMT: Imperial Sugar Co.
	6.550% 11/01/25	4,250,000	3,479,177
Food Products Total			6,443,187
Forest Products & Paper — 0.4%
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	2,750,000	2,697,777
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	GTY AGMT: Pratt USA
	6.125% 01/01/34	2,000,000	1,760,560
MS Lowndes County
	Weyerhaeuser Co.,
	Series 1992 A,
	6.800% 04/01/22	2,470,000	2,626,030
SC Richland County
	International Paper Co.,
	Series 2003, AMT,
	6.100% 04/01/23	1,000,000	1,002,630
Forest Products & Paper Total			8,086,997

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Manufacturing — 0.6%
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	1,495,000	1,440,941
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	GTY AGMT: Textron, Inc.
	6.250% 06/15/32	5,000,000	4,308,450
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	4,385,000	4,349,394
MO St. Louis Industrial Development Authority
	Anheuser-Busch Companies, Inc.,
	Series 1991,
	6.650% 05/01/16	1,400,000	1,626,422
Manufacturing Total			11,725,207
Oil & Gas — 1.1%
AZ Salt Verde Financial Corp. Senior Gas Revenue
	Series 2007,
	5.000% 12/01/32	5,400,000	4,671,648
LA St. John Baptist Parish
	Marathon Oil Corp.,
	Series 2007 A,
	5.125% 06/01/37	12,750,000	11,708,070
TX Texas City Industrial Development Corp.
	BP Pipelines N.A., Inc.,
	Series 1990,
	GTY AGMT: Atlantic Richfield Co.
	7.375% 10/01/20	2,000,000	2,300,640
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	2,975,000	2,773,354
Oil & Gas Total			21,453,712
Other Industrial Development Bonds — 0.7%
IL Chicago Recovery Zone
	Asphalt Operating Services,
	Series 2010,
	6.125% 12/01/18	2,535,000	2,530,843
MI Strategic Fund
	NSF International,
	Series 2004,
	5.250% 08/01/26	600,000	561,984
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	7,000,000	5,911,850

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
PA Dauphin County Industrial Development Authority
	General Waterworks Corp.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,400,000	3,866,276
Other Industrial Development Bonds Total			12,870,953
INDUSTRIALS TOTAL			63,427,544
OTHER — 13.3%
Other — 0.8%
LA New Orleans Aviation Board
	Series 2009 A,
	6.250% 01/01/30	5,250,000	5,288,220
TX Capital Area Cultural Education Facilities Finance Corp.
	Series 2005 B,
	6.125% 04/01/45	11,000,000	10,421,950
Other Total			15,710,170
Pool/Bond Bank — 1.3%
IL Metropolitan Water Reclamation District Greater Chicago
	Series 2007 C,
	5.250% 12/01/33	13,210,000	14,237,077
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	12,131,500
Pool/Bond Bank Total			26,368,577
Refunded/Escrowed(g) — 10.2%
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	11,845,000	15,627,108
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Escrowed to Maturity,
	(a) 01/01/18	10,000,000	8,290,000
CA Palmdale Community Redevelopment Agency
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: FHA
	8.000% 04/01/16	7,000,000	8,802,990
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	9,168,588

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CA Pomona
	Series 1990 A,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.600% 05/01/23	8,315,000	10,739,321
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	Pre-refunded 12/01/11,
	8.500% 12/01/31	855,000	901,623
FL Jacksonville Transportation Authority
	Series 1985,
	Escrowed to Maturity,
	9.200% 01/01/15	1,595,000	1,872,658
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,569,220
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: NPFGC
	6.000% 10/01/19	1,030,000	1,212,145
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	9,045,000	9,879,582
GA Municipal Electric Authority
	Series 1991:
	Escrowed to Maturity,
	Insured: NPFGC
	6.600% 01/01/18	3,600,000	4,283,172
	Pre-refunded to Various Dates,
	Insured: NPFGC
	6.600% 01/01/18	420,000	481,820
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	6,000,000	7,737,420
IL Glendale Heights
	Series 1985 B,
	Escrowed to Maturity,
	7.100% 12/01/15	915,000	1,054,007
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: NPFGC
	(a) 05/01/19	7,710,000	5,949,499
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	6,027,250

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	6,000,000	4,114,680
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity,
	5.500% 07/01/21	1,000,000	1,159,990
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: NPFGC
	9.750% 01/01/16	1,000,000	1,311,920
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	1,928,273
	Series 1991 A,
	Escrowed to Maturity,
	5.000% 01/01/21	8,735,000	10,005,418
NE Omaha Public Power District
	Series 1992 B,
	Escrowed to Maturity,
	6.200% 02/01/17	1,600,000	1,822,752
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity,
	Insured: NPFGC
	6.500% 01/01/16	11,000,000	12,388,090
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	6.125% 01/01/21	11,000,000	13,708,090
	Series 1992,
	Escrowed to Maturity,
	Insured: CAP
	6.125% 01/01/21	7,000,000	8,723,330
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	Escrowed to Maturity,
	10.000% 06/18/12	400,000	426,416
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	16,718,974
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Economically Defeased to Maturity,
	Insured: AMBAC
	5.125% 06/01/24	3,000,000	3,317,280

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	2,470,000	3,044,151
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC
	(a) 12/01/19	26,955,000	20,160,184
UT Provo
	Series 1980,
	Escrowed to Maturity,
	10.125% 04/01/15	975,000	1,153,669
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to Various Dates
	5.500% 06/01/26	5,000,000	5,541,050
Refunded/Escrowed Total			200,120,670
Tobacco — 1.0%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	2,500,000	1,622,675
IL Railsplitter Tobacco Settlement Authority
	Series 2010,
	6.000% 06/01/28	12,440,000	12,151,516
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A,
	4.625% 06/01/26	5,055,000	3,583,692
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.125% 06/01/24	3,750,000	2,803,050
Tobacco Total			20,160,933
OTHER TOTAL			262,360,350
OTHER REVENUE — 1.5%
Hotels — 0.1%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,845,000	1,620,256
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37 (b)	4,000,000	400,000
	Series 2005 C,
	8.750% 01/01/37 (b)	1,500,000	75,000
Hotels Total			2,095,256

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — 1.4%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18 (f)	1,750,000	1,763,405
CA Cabazon Band Mission Indians
	Series 2004:
	4.840% 10/01/15 (04/01/11) (c)(d)(e)	1,740,000	1,181,477
	5.050% 10/01/19 (04/01/11) (c)(d)(e)	8,670,000	5,703,820
	7.358% 10/01/11 (04/01/11) (c)(d)(e)	400,000	329,656
	Series 2010,
	8.375% 10/01/20	1,415,000	1,370,258
CT Mashantucket Western Pequot Tribe
	Series 2007 A,
	5.750% 09/01/34 (b)(f)	4,000,000	1,600,000
FL Seminole Indian Tribe
	Series 2007 A,
	5.250% 10/01/27 (f)	6,750,000	5,630,513
NY Industrial Development Agency
	Yankee Stadium,
	Series 2006,
	Insured: FGIC
	5.000% 03/01/46	2,000,000	1,700,800
OK Chickasaw Nation
	Series 2007,
	6.000% 12/01/25 (f)	6,030,000	6,284,164
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26	3,500,000	2,707,285
Recreation Total			28,271,378
OTHER REVENUE TOTAL			30,366,634
RESOURCE RECOVERY — 0.4%
Disposal — 0.1%
NV Department of Business & Industry
	Republic Services, Inc.,
	Series 2003, AMT,
	5.625% 12/01/26 (06/01/18) (c)(d)	2,000,000	2,113,800
Disposal Total			2,113,800

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (continued)
Resource Recovery — 0.3%
PA Economic Development Financing Authority
	Philidelphia Project Finance,
	Series 2009 B,
	6.250% 01/01/32	5,325,000	5,363,979
Resource Recovery Total			5,363,979
RESOURCE RECOVERY TOTAL			7,477,779
TAX-BACKED — 35.3%
Local Appropriated — 2.4%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	991,094
IL Chicago Board of Education
	Series 1992 A,
	Insured: NPFGC:
	6.000% 01/01/16	5,000,000	5,580,300
	6.000% 01/01/20	8,000,000	8,804,560
	6.250% 01/01/15	12,900,000	13,890,849
IN Crown Point School Building Corp.
	Series 2000,
	Insured: NPFGC
	(a) 01/15/19	8,165,000	5,658,427
IN Noblesville Redevelopment Authority
	Series 2006 A,
	5.250% 08/01/25	2,000,000	2,074,740
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	140,000	140,123
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,239,900
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
	Series 2005,
	Insured: AGMC
	4.600% 04/01/22	8,885,000	8,952,348
Local Appropriated Total			47,332,341
Local General Obligations — 7.2%
AZ Tucson
	Series 1994 G,
	Insured: NPFGC
	7.625% 07/01/14	3,140,000	3,712,548
CA Alvord Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.900% 02/01/19	1,975,000	2,234,515
CA Clovis Unified School District
	Series 2004 A,
	Insured: NPFGC
	(a) 08/01/20	7,000,000	4,291,980

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Norwalk LA Mirada Unified School District
	Series 2005 B,
	Insured: NPFGC
	(a) 08/01/23	9,790,000	4,554,308
CA San Juan Unified School District
	Series 2001,
	Insured: AGMC
	(a) 08/01/18	1,785,000	1,268,296
CA San Ysidro School District
	Series 2005 D,
	Insured: NPFGC
	(a) 08/01/23	2,330,000	1,030,489
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.900% 02/01/20	1,000,000	1,040,450
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: NPFGC
	6.000% 08/01/24	2,320,000	2,453,191
CA Yuba City Unified School District
	Series 2000,
	Insured: NPFGC
	(a) 09/01/18	1,160,000	765,449
IL Champaign County
	Series 1999,
	Insured: NPFGC:
	8.250% 01/01/20	1,015,000	1,336,187
	8.250% 01/01/23	1,420,000	1,926,571
IL Chicago Board of Education
	Series 1998 B-1,
	Insured: NPFGC:
	(a) 12/01/21	8,000,000	4,341,920
	(a) 12/01/22	25,200,000	12,713,652
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	4,750,000	5,021,652
IL Chicago
	Series 1999,
	Insured: NPFGC
	5.500% 01/01/23	9,750,000	9,908,242
IL Cook County School District No. 102
	Series 2001,
	Insured: NPFGC
	(a) 12/01/20	3,065,000	1,853,896
IL Cook County School District No. 209-Provisional Township
	Series 2004,
	Insured: AGMC
	5.000% 12/01/15	1,750,000	1,867,775

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC
	(a) 01/01/21	2,675,000	1,557,786
IL Du Page County Community High School District No. 99
	Series 1993,
	5.600% 01/01/21	2,565,000	2,919,611
IL Kane & De Kalb Counties Community Unit School District No. 302
	Series 2004,
	Insured: NPFGC
	(a) 02/01/21	3,165,000	1,833,105
IL Lake County School District No. 56
	Series 1997,
	Insured: NPFGC
	9.000% 01/01/17	10,440,000	13,700,830
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/12	6,250,000	5,915,500
MI Detroit City School District
	Series 2005 A,
	5.000% 05/01/17	2,500,000	2,577,750
	Series 2005 A,
	Insured: AGMC
	5.250% 05/01/30	10,000,000	9,693,700
MI Paw Paw Public School District
	Series 1998,
	Insured: NPFGC
	5.000% 05/01/25	1,020,000	1,112,953
MI St. John’s Public School
	Series 1998,
	Insured: NPFGC
	5.100% 05/01/25	1,790,000	1,954,053
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: AGMC
	5.250% 01/01/27	1,410,000	1,583,430
NY State
	Series 2007 M,
	5.000% 04/01/22	2,000,000	2,113,340
OH Adams County Ohio Valley Local School District
	Series 1995,
	Insured: NPFGC
	7.000% 12/01/15	2,595,000	2,888,027
OH Cincinnati City School District
	Series 2006,
	Insured: NPFGC
	5.250% 12/01/30	4,000,000	4,254,200

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OH Kings Local School District
	Series 1995,
	Insured: NPFGC
	7.500% 12/01/16	2,110,000	2,514,888
OR Linn County Community School District No. 9
	Series 2005,
	Insured: NPFGC
	5.500% 06/15/30	1,435,000	1,604,818
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	7,500,000	7,685,925
TX Deaf Smith County Hospital District
	Series 2010 A,
	6.500% 03/01/40	4,000,000	3,800,480
TX North East Independent School District
	Series 2007,
	Insured: PSFG
	5.250% 02/01/31	10,000,000	11,007,500
WA Clark County School District No. 37 Vancouver
	Series 2001 C,
	Insured: NPFGC
	(a) 12/01/16	3,000,000	2,539,650
Total Local General Obligations			141,578,667
Special Non-Property Tax — 8.4%
AL Jefferson County
	Series 2004 A,
	5.250% 01/01/19	2,790,000	2,583,233
FL Tampa Sports Authority
	Series 1995,
	Insured: NPFGC
	5.750% 10/01/25	2,500,000	2,444,550
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 P,
	Insured: AMBAC
	6.250% 07/01/20	6,000,000	7,018,320
GU Territory of Guam
	Series 2009 A,
	5.750% 12/01/34	2,000,000	1,946,780
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Insured: NPFGC
	(a) 06/15/16	3,750,000	3,048,862
	Series 2010 B-2,
	5.000% 06/15/50	2,875,000	2,383,231

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
IL Regional Transportation Authority
	Series 1994 C,
	Insured: NPFGC
	7.750% 06/01/20	5,000,000	6,007,300
	Series 2002 A,
	Insured: NPFGC
	6.000% 07/01/31	5,400,000	5,873,742
IL Sales Tax Revenue
	Series 2002,
	Insured: NPFGC
	6.000% 06/15/23	4,000,000	4,450,680
KS Wyandotte County-Kansas City Unified Government
	Series 2010,
	(a) 06/01/21	18,550,000	10,023,863
KY Economic Development Finance Authority
	Louisville Arena Project,
	Series 2008 A1,
	Insured: AGMC
	6.000% 12/01/38	2,850,000	2,905,034
MA Bay Transportation Authority
	Series 2005 B,
	Insured: NPFGC:
	5.500% 07/01/26	1,500,000	1,733,580
	5.500% 07/01/29	2,000,000	2,261,260
	Series 2006 A:
	5.250% 07/01/29	3,185,000	3,501,971
	5.250% 07/01/34	14,000,000	14,939,120
MO Manchester
	Series 2010,
	6.875% 11/01/39	1,500,000	1,453,365
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28 (f)	2,000,000	1,732,540
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC:
	5.500% 03/15/27	11,240,000	12,833,944
	5.500% 03/15/29	2,030,000	2,284,379
	5.500% 03/15/30	6,040,000	6,732,788
	Series 2008 B,
	5.250% 03/15/38	5,000,000	5,039,000
NY Local Government Assistance Corp.
	Series 1993 E:
	Insured: AMBAC
	5.250% 04/01/16	10,000,000	11,285,700
	Insured: NPFGC
	5.000% 04/01/21	3,655,000	4,030,040
NY Metropolitan Transportation Authority
	Series 2009 B,
	5.000% 11/15/34	3,000,000	2,934,540

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: AMBAC
	5.000% 10/15/32	3,950,000	3,978,440
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Z,
	Insured: AGMC
	6.000% 07/01/18	10,000,000	11,076,500
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2010 C,
	5.250% 08/01/41	10,000,000	9,007,800
TX Harris County Houston Sports Authority
	Series 2001 A,
	Insured: NPFGC:
	(a) 11/15/14	3,905,000	2,995,838
	(a) 11/15/15	3,975,000	2,826,623
	(a) 11/15/16	4,040,000	2,647,493
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,433,400
UT Transit Authority Sales Tax Revenue
	Series 2006 C,
	Insured: AGMC
	5.250% 06/15/29	10,000,000	11,059,900
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	2,266,843
Special Non-Property Tax Total			166,740,659
Special Property Tax — 1.4%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,850,000	1,796,831
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.875% 04/01/39	8,000,000	8,105,040
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	1,295,000	1,305,477

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Tolomato Community Development District
	Series 2007:
	6.375% 05/01/17	1,000,000	740,400
	6.550% 05/01/27	3,500,000	2,475,830
FL Village Center Community Development District
	Series 1998 A,
	Insured: NPFGC
	5.500% 11/01/12	750,000	781,747
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	3,000,000	1,723,410
FL Westchester Community Development District No. 1
	Series 2003,
	6.000% 05/01/23	2,095,000	1,891,743
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	4,000,000	2,765,720
IN Portage
	Series 2006,
	5.000% 01/15/27	410,000	374,601
OH Hickory Chase Community Authority
	Series 2008,
	6.750% 12/01/27	6,165,000	4,038,445
OH Toledo-Lucas County Port Authority
	Series 2007,
	5.400% 11/01/36	2,630,000	1,999,799
Special Property Tax Total			27,999,043
State Appropriated — 6.5%
CA Public Works Board
	Series 2009,
	6.125% 11/01/29	6,000,000	6,143,160
IN Office Building Commission
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	9,010,880
NJ Economic Development Authority
	Series 2005 N-1:
	Insured: AGMC
	5.500% 09/01/25	23,990,000	25,756,384
	Insured: NPFGC
	5.500% 09/01/27	5,000,000	5,267,200
NJ Transportation Trust Fund Authority
	Series 1999 A:
	5.750% 06/15/18	5,000,000	5,540,350
	5.750% 06/15/20	4,150,000	4,672,444
	Series 2006 A,
	5.500% 12/15/23	3,000,000	3,155,670

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY Dormitory Authority
	Series 1993 A:
	Insured: CGIC
	6.000% 07/01/20	6,140,000	7,022,686
	Insured: NPFGC
	5.875% 05/15/17	28,240,000	32,093,630
	Series 1993,
	6.000% 07/01/20	13,350,000	15,215,929
UT Building Ownership Authority
	Series 1998 C,
	Insured: AGMC
	5.500% 05/15/19	3,450,000	3,955,770
WI State
	Series 2009 A,
	5.750% 05/01/33	5,700,000	6,010,935
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,516,342
State Appropriated Total			127,361,380
State General Obligations — 9.4%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 04/01/17	2,500,000	2,903,775
	Series 2006,
	4.500% 10/01/36	4,015,000	3,389,182
	Series 2007:
	4.500% 08/01/30	30,500,000	26,919,605
	5.000% 12/01/37	8,500,000	7,840,485
	Series 2008,
	5.250% 03/01/38	8,250,000	7,883,453
	Series 2009:
	5.500% 11/01/39	15,520,000	15,364,024
	5.750% 04/01/31	9,500,000	9,803,050
	6.000% 04/01/35	15,000,000	15,553,050
	Series 2010:
	5.500% 03/01/40	11,200,000	11,087,776
	6.000% 03/01/33	5,000,000	5,248,100

FL Board of Education
	Series 1985,
	9.125% 06/01/14	1,025,000	1,116,420
IL State
	Series 2001,
	Insured: NPFGC
	6.000% 11/01/26	3,000,000	3,114,300

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2004 A,
	5.000% 03/01/34	3,000,000	2,669,340
	Series 2006,
	5.500% 01/01/31	7,985,000	7,713,270
MA Bay Transportation Authority
	Series 1994 A,
	Insured: AGMC
	7.000% 03/01/19	2,500,000	3,013,025
MA State
	Series 2006 B,
	Insured: AGMC
	5.250% 09/01/25	5,000,000	5,678,750
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 F,
	5.250% 07/01/20	2,000,000	2,002,780
	Series 2007,
	6.250% 07/01/31	27,000,000	28,108,350
PR Commonwealth of Puerto Rico
	Series 1996 B,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	2,901,644
WA State
	Series 2007 D,
	Insured: AMBAC
	4.500% 01/01/30	24,470,000	23,951,236
State General Obligations Total			186,261,615
TAX-BACKED TOTAL			697,273,705
TRANSPORTATION — 9.9%
Air Transportation — 0.8%
CO Denver City & County Special Facility Authority
	United Airlines, Inc.,
	Series 2007, AMT,
	5.250% 10/01/32 (h)	5,000,000	4,100,000
IN Indianapolis Airport Authority
	United Airlines, Inc.,
	Series 1995 A, AMT,
	6.500% 11/15/31 (i)	1,348,945	6,745
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT:
	6.250% 09/15/19	1,300,000	1,246,947
	6.250% 09/15/29	2,000,000	1,869,080
	6.400% 09/15/23	4,000,000	3,814,560
NY New York City Industrial Development Agency
	American Airlines, Inc.,
	Series 2005, AMT,
	GTY AGMT: AMR Corp.
	7.625% 08/01/25 (c)	1,000,000	1,010,290

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
NY Port Authority of NY & New Jersey
	JFK International Air Terminal LLC,
	Series 2010
	6.000% 12/01/36	3,500,000	3,418,905
Air Transportation Total			15,466,527
Airports — 0.8%
FL Miami-Dade
	Series 2010 A1,
	5.375% 10/01/35	6,000,000	5,720,580
TX Houston
	Series 2009 A,
	5.500% 07/01/34	10,500,000	10,587,465
Airports Total			16,308,045
Toll Facilities — 6.6%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: NPFGC:
	(a) 01/15/12	2,500,000	2,391,625
	(a) 01/15/14	14,450,000	12,204,181
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: NPFGC
	(a) 09/01/22	6,515,000	3,032,342
	Series 2000,
	Insured: NPFGC
	(a) 09/01/18	18,600,000	12,025,272
FL Mid-Bay Bridge Authority
	Series 2011 A,
	7.250% 10/01/40	7,000,000	6,953,730
FL Orlando-Orange County Expressway Authority
	Series 2010 C,
	5.000% 07/01/40	10,000,000	9,139,700
MA Turnpike Authority
	Series 1997 A,
	Insured: NPFGC
	(a) 01/01/24	7,000,000	3,461,360
	Series 1997 C,
	Insured: NPFGC:
	(a) 01/01/18	4,700,000	3,480,303
	(a) 01/01/20	17,000,000	11,051,870
NJ Turnpike Authority
	Series 1991 C,
	Insured: AGMC
	6.500% 01/01/16	1,415,000	1,680,779
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	2,766,225
	Series 2005,
	Insured: AGMC
	5.250% 01/01/30	2,000,000	2,128,620

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
	Series 2009 E,
	5.250% 01/01/40	4,425,000	4,392,166
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: NPFGC
	5.500% 11/15/20	6,800,000	7,811,092
TX Central Texas Regional Mobility Authority
	Series 2010,
	(a) 01/01/25	2,000,000	753,320
TX North Texas Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	11,355,000	10,661,664
	Series 2009 C,
	5.250% 01/01/44	10,000,000	8,812,200
TX Turnpike Authority
	Series 2002 A,
	Insured: AMBAC:
	(a) 08/15/16	7,000,000	5,530,910
	(a) 08/15/18	10,000,000	6,874,800
	(a) 08/15/19	10,330,000	6,616,055
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: NPFGC
	5.250% 07/15/22	7,800,000	8,402,082
Toll Facilities Total			130,170,296
Transportation — 1.7%
IN Finance Authority Highway Revenue
	Series 2007 A,
	Insured: NPFGC
	4.500% 06/01/29	10,000,000	9,816,100
NV Department of Business & Industry
	Las Vegas Monorail Co., 2nd Tier,
	Series 2000:
	7.375% 01/01/30 (b)	1,650,000	17
	7.375% 01/01/40 (b)	3,750,000	38
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: AGMC
	5.000% 11/15/33	12,000,000	11,681,280
	Series 2007 B,
	5.000% 11/15/24	6,820,000	6,965,675

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
OH Toledo-Lucas County Port Authority
	Series 1992,
	6.450% 12/15/21	3,950,000	4,437,074
Transportation Total			32,900,184
TRANSPORTATION TOTAL			194,845,052
UTILITIES — 15.3%
Independent Power Producers — 0.7%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	6,604,220
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	7,800,000	6,879,912
Independent Power Producers Total			13,484,132
Investor Owned — 3.8%
DE Economic Development Authority
	Delmarva Power & Light Co.,
	Series 2010,
	5.400% 02/01/31	5,000,000	4,793,750
HI Department of Budget & Finance
	Hawaiian Electric Co.,
	Series 2009,
	GTY AGMT: Hawaiian Electric Co.
	6.500% 07/01/39	5,250,000	5,147,573
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	5,000,000	4,826,900
IN Jasper County Pollution Control Revenue
	Northern Indiana Public Service Co.:
	Series 1994 C,
	Insured: NPFGC
	5.850% 04/01/19	3,000,000	3,289,890
	Series 2003,
	Insured: AMBAC
	5.700% 07/01/17	2,000,000	2,187,620
IN Petersburg
	Series 1995 C, AMT,
	5.950% 12/01/29	5,000,000	5,019,000
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2006, AMT,
	5.000% 02/01/36 (c)	3,000,000	2,729,640
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	2,884,733

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
NY Energy & Research Development Authority
	Brooklyn Union Gas Co., IFRN,
	Series 1993,
	11.976% 04/01/20 (12/15/10) (c)(d)	13,000,000	13,460,720
PA Economic Development Financing Authority
	Allegheny Energy Speciality Co.,
	Series 2009,
	7.000% 07/15/39	13,000,000	13,960,310
TX Brazos River Authority Pollution Control Revenue
	TXU Energy Co. LLC:
	Series 1999 B, AMT,
	6.750% 09/01/34 (04/01/13) (c)(d)	12,455,000	9,161,275
	Series 2001 A, AMT,
	8.250% 10/01/30	5,250,000	1,985,970
	Series 2003 A, AMT,
	6.750% 04/01/38 (c)	1,900,000	1,397,545
TX Matagorda County Navigation District No. 1
	Series 2001 A,
	6.300% 11/01/29	2,800,000	2,885,512
TX Sabine River Authority Pollution Control Revenue
	Series 2001 C,
	5.200% 05/01/28	3,000,000	1,022,700
Investor Owned Total			74,753,138
Joint Power Authority — 4.0%
AZ Salt River Project Agricultural Improvement & Power District
	Series 2006 A,
	5.000% 01/01/37	5,000,000	4,978,100
GA Municipal Electric Authority
	Series 1991,
	Insured: NPFGC
	6.600% 01/01/18	17,280,000	19,959,955
KY Ohio County Pollution Control
	Series 2010 A,
	6.000% 07/15/31	10,770,000	10,462,409
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	2,185,000	2,573,362
	Series 2009 B,
	5.000% 01/01/26	7,000,000	6,877,220
ND McLean
	Great River Energy,
	Series 2010 B,
	5.150% 07/01/40	7,900,000	7,315,321

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
SC Piedmont Municipal Power Agency
	Series 1993,
	Insured: NPFGC
	5.375% 01/01/25	11,370,000	12,007,175
	Series 2004 A,
	Insured: NPFGC
	(a) 01/01/24	5,000,000	2,435,600
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	5,000,000	5,177,550
WY Campbell
	Basin Electric Power Cooperative,
	Series 2009,
	5.750% 07/15/39	7,900,000	8,186,217
Joint Power Authority Total			79,972,909
Municipal Electric — 1.8%
NY Long Island Power Authority
	Series 2008 A,
	6.000% 05/01/33	2,725,000	2,917,113
PA Westmoreland County Municipal Authority
	Series 1995 A,
	Insured: NPFGC
	(a) 08/15/23	5,540,000	2,856,092
	Series 1999 A,
	Insured: NPFGC
	(a) 08/15/22	2,000,000	1,150,380
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 VV,
	Insured: NPFGC
	5.250% 07/01/34	10,870,000	9,739,411
	Series 2010 XX,
	5.250% 07/01/40	4,250,000	3,691,592
SD Heartland Consumers Power District
	Series 1992,
	Insured: AGMC
	6.000% 01/01/17	13,600,000	15,288,712
Municipal Electric Total			35,643,300
Water & Sewer — 5.0%
AL Birmingham Waterworks & Sewer Board
	Series 2007 A,
	Insured: AMBAC
	4.375% 01/01/32	6,000,000	5,283,780
AL Jefferson County
	Series 1997 A,
	Insured: FGIC
	5.625% 02/01/22	570,000	328,611
CA Castaic Lake Water Agency
	Series 1999,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	4,200,286

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA San Diego Public Facilities Financing Authority
	Series 2009,
	5.250% 05/15/39	17,000,000	16,776,790
CA San Francisco City & County Public Utilities Commission
	Series 2006 A,
	Insured: AGMC
	4.500% 11/01/31	17,800,000	16,551,508
FL Seminole County
	Series 1992,
	Insured: NPFGC
	6.000% 10/01/19	470,000	535,974
GA Atlanta Water & Wastewater Revenue
	Series 1991 A,
	Insured: NPFGC
	5.500% 11/01/22	5,475,000	5,947,054
	Series 2001 A,
	Insured: NPFGC
	5.500% 11/01/27	1,500,000	1,527,855
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	6,394,373
GA Milledgeville Water & Sewer Revenue
	Series 1996,
	Insured: AGMC
	6.000% 12/01/21	1,000,000	1,130,410
IL Chicago
	Series 1998,
	Insured: NPFGC
	(a) 01/01/20	7,275,000	4,620,716
IN Bond Bank Revenue
	Series 2008 B,
	Insured: AGMC
	(a) 06/01/29	6,000,000	2,112,420
MA Water Resources Authority
	Series 2002 J,
	Insured: AGMC
	5.500% 08/01/21	5,000,000	6,006,550
	Series 2006 A,
	Insured: AMBAC
	5.000% 08/01/24	2,170,000	2,337,329
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37 (07/15/24) (c)(d)	465,000	393,715
NY New York City Municipal Water Finance Authority
	Series 2001 D,
	5.250% 06/15/25	2,535,000	2,581,999

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: NPFGC
	5.500% 01/01/21	4,015,000	4,581,476
OH Lakewood Water Systems Revenue
	Series 1995,
	Insured: AMBAC
	5.850% 07/01/20	1,825,000	2,101,743
OH Water Development Authority
	Series 2005 B,
	4.750% 06/01/25	920,000	953,138
TX Houston Water & Sewer Systems
	Series 1998 A,
	Insured: AGMC
	(a) 12/01/19	9,545,000	6,850,065
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/24	6,175,000	7,222,527
Water & Sewer Total			98,438,319
UTILITIES TOTAL			302,291,798

	Total Municipal Bonds (cost of $1,905,173,816)		1,899,094,524

	Shares
Municipal Preferred Stocks — 0.4%
HOUSING — 0.4%
Multi-Family — 0.4%
Munimae TE Bond Subsidiary LLC
Series 2000 B, AMT,
9.560% 06/30/50 (05/17/11) (c)(d)(f)	10,000,000	7,813,100
Series 2005 C-3, AMT,
5.500% 11/29/49 (f)	1,000,000	620,640
Multi-Family Total		8,433,740
HOUSING TOTAL		8,433,740

Total Municipal Preferred Stocks (cost of $11,000,000)		8,433,740

Investment Companies — 1.6%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.110%)	13,625,235	13,625,235
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.100%)	17,209,735	17,209,735

Total Investment Companies (cost of $30,834,970)		30,834,970

Total Investments — 98.2% (cost of $1,947,008,786)(j)(k)		1,938,363,234

Other Assets & Liabilities, Net — 1.8%		34,724,572

Net Assets — 100.0%		1,973,087,806

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-ended investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•      Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$113,223,277	$—	$113,223,277
Health Care	—	150,376,791	3,615,102	153,991,893
Housing	—	73,836,492	—	73,836,492
Industrials	—	63,427,544	—	63,427,544
Other	—	262,360,350	—	262,360,350
Other Revenue	—	30,366,634	—	30,366,634
Resource Recovery	—	7,477,779	—	7,477,779
Tax-Backed	—	697,273,705	—	697,273,705
Transportation	—	194,845,052	—	194,845,052
Utilities	—	302,291,798	—	302,291,798
Total Municipal Bonds	—	1,895,479,422	3,615,102	1,899,094,524
Total Municipal Preferred Stocks	—	8,433,740	—	8,433,740
Total Investment Companies	30,834,970	—	—	30,834,970
Total Investments	$30,834,970	$1,903,913,162	$3,615,102	$1,938,363,234

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain municipal bonds classified as Level 3 securities are valued using the income approach.  To determine fair value  for these securities, various factors including, but not limited to, the distressed nature of the security, estimates of future cash flows from  the underlying assets, and discount rates observed in the market for similar assets.

The following table reconciles asset balances for the three month period ending February 28, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of November 30, 2010	Accrued Discounts / (Premiums)	Realized Gain / (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2011
Municipal Bonds
Health Care	$4,759,227	$—	$—	$(1,144,125)	$—	$—	$—	$—	$3,615,102

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at February 28, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $1,144,125.

(a)	Zero coupon bond.

(b)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2011, the value of these securities amounted to $5,690,157, which represents 0.3% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2011.

(d)	Parenthetical date represents the next interest rate reset date for the security.

(e)

The issuer is in default of certain debt covenants.  Income is being partially accrued based on the execution of the forbearance agreement with the borrower.  At February 28, 2011, the value of these securities amounted to $8,141,002, which represents  0.4% of net assets.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid except for the following, amounted to $31,704,545, which represents 1.6% of net assets.

Security	Acquisition Date(s)	Shares	Cost	Value
Munimae TE Bond Subsidiary, LLC: Series 2000 B, AMT, 9.560% 06/30/50	09/05/02	10,000,000	10,000,000	$7,813,100

Series 2005 C-3, AMT,5.500% 11/29/49	11/04/05	1,000,000	1,000,000	620,640
				$8,433,740

(g)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(i)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At February 28, 2011, the value of this security amounted to $6,745, which represents 0.0% of net assets.

(j)	Cost for federal income tax purposes is $1,947,008,786.

(k)	Unrealized appreciation and depreciation at February 28, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$89,160,632	$(97,806,184)	$(8,645,552)

Acronym	Name
AGC	Assured Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	April 21, 2011